Cost of Sales and Services (excluding Depreciation and Amortization)	12 Months Ended
Dec. 31, 2023
Disclosure of cost of sales and services [Abstract]
Cost of Sales and Services (excluding Depreciation and Amortization)
Note 21 – Cost of Sales and Services (excluding Depreciation and Amortization)

	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
Fuels	178,663	155,760	153,122
Electricity and infrastructure services	130,199	93,804	92,086
Salaries and related expenses	10,033	9,661	8,259
Generation and operating expenses and outsourcing	82,166	88,055	31,729
Insurance	11,040	9,440	9,997
Cost in respect of sale of renewable energy	13,455	8,757	7,988
Cost in respect of provision of services revenue and other costs	27,683	23,856	16,499
Others	41,073	27,928	16,618
	494,312	417,261	336,298